Finance Receivables -- Credit Quality Indicators (Details) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Nonperforming Financial Instruments [Member]
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	90 days	90 days
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	60 days	60 days
Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	90 days
Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	90 days	180 days
Nonperforming Financial Instruments [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Threshold period past due for write-off of financing receivable	90 days